Financial risk management (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Financial risk management
Contractual payment term	60 days
Credit risk presumption, number of days past due	30 days
Potential write-off, number of days past due	120 days
Percentage of trade receivables outstanding	100.00%	100.00%
Cash and bank balances	$ 9,326,072		$ 6,766,347
Current assets	112,234,351		40,603,965
Current liabilities	$ 99,564,346		$ 61,972,119